AETOS MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

April 30, 2024

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2024

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Credit - Convertible Arbitrage (4)
Aequim Arbitrage Fund LP	03/01/19 - 01/01/21	$14,694,922	$25,755,922	12.99%	Quarterly (7)
Total Credit - Convertible Arbitrage		14,694,922	25,755,922	12.99

Event Driven Arbitrage (5)
Davidson Kempner Partners	05/01/10 - 07/01/12	18,404,636	35,876,905	18.09	Semi-Annual
Farallon Capital Offshore Investors, Inc.	05/01/10 - 04/01/12	16,657,350	36,946,186	18.63	Semi-Annual (7)
Governors Lane Onshore Fund LP	08/01/16	14,775,264	25,437,039	12.83	Quarterly (7)
Luxor Capital Partners Liquidating SPV, LLC	07/01/16	279,835	130,864	0.06	In Liquidation (8)
Total Event Driven Arbitrage		50,117,085	98,390,994	49.61

Fixed Income Arbitrage (6)
FFIP, L.P.	05/01/10 - 04/01/12	14,734,399	31,437,530	15.85	Annual (7)
Parsec Onshore Partners, L.P.	07/01/09 - 04/01/12	11,815,227	28,771,630	14.51	Monthly
Total Fixed Income Arbitrage		26,549,626	60,209,160	30.36

Total investments in Portfolio Funds		91,361,633	184,356,076	92.96

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 5.1099% (3) (Shares 14,279,113)		14,279,113	14,279,113	7.20
Total investments		$105,640,746	$198,635,189	100.16%

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2024

(1)	Percentages are based on Members’ Capital of $198,311,937.
(2)	Non-income producing investments.
(3)	Rate disclosed is the 7-day effective yield as of 04/30/2024.
(4)	Portfolio Funds in this strategy generally look to exploit relative mispricings between securities in a company’s capital structure where the manager can go long the undervalued security and hedge out resulting equity and/or credit betas. In convertible bonds, opportunities can be found where sellers do not properly assess the value of the embedded credit and equity option components, resulting in convertibles that trade either cheap or expensive to their fundamental value. In other corporate credit situations, opportunities arise when different components of a company’s capital structure imply very different fundamental outcomes (i.e. equity near zero and debt near par), creating the opportunity to structure long and short positions that have favorable payoff profiles. Both of these strategies are implemented with the use of leverage.
(5)	Portfolio Funds in this strategy invest in securities of companies involved in certain special situations, including mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. These special situations constitute an “event” which the Portfolio Managers believe will trigger a change in the price of securities relative to their current price or close the gap between securities that are being arbitraged.
(6)	Portfolio Funds in this strategy look to exploit mispricings between related fixed income instruments, including sovereign debt, corporate debt and derivative instruments such as futures, options and swaps. Exploitable opportunities may be found in closely related securities trading at different prices, in the value between fixed income instruments and related derivative instruments, in the shape of yield curves and in credit spreads. These strategies typically require leverage in order to exploit relatively small mispricings.
(7)	Portfolio Fund subject to investor-level percentage limitations on redemptions.
(8)	Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.

The aggregate cost of investments for tax purposes was $171,374,215. Net unrealized appreciation on investments for tax purposes was $27,260,974 consisting of $27,835,006 of gross unrealized appreciation and $574,032 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 92.96% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2024

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Distressed - Long Biased (4)
AG Mortgage Value Partners, L.P.	05/01/13	$759,393	$1,768,204	3.02%	Side Pockets Only (8)
Centerbridge Credit Partners, L.P.	04/01/15 - 11/01/20	7,050,688	8,784,259	14.98	Bi-Annual (7)
Davidson Kempner Distressed Opportunities Fund LP	05/01/13 - 11/01/20	6,867,720	11,089,220	18.91	Annual
Marble Ridge LP	02/01/17 - 06/01/20	2,516,749	234,655	0.40	In Liquidation (9)
Total Distressed - Long Biased		17,194,550	21,876,338	37.31

Distressed - Variable Biased (5)
Anchorage Capital Partners, L.P.	04/01/09 - 11/01/20	10,702,360	16,716,367	28.51	In Liquidation (9)
Carronade Capital Partners, LP	02/01/21 - 07/01/21	6,796,517	7,976,551	13.60	Quarterly (6)
King Street Capital, L.P.	07/01/08	4,820,506	10,544,324	17.98	Quarterly (6)
Total Distressed - Variable Biased		22,319,383	35,237,242	60.09

Total investments in Portfolio Funds		39,513,933	57,113,580	97.40

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 5.1099% (3) (Shares 1,959,800)		1,959,800	1,959,800	3.34
Total investments		$41,473,733	$59,073,380	100.74%

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2024

(1)	Percentages are based on Members’ Capital of $58,637,825.
(2)	Non-income producing investments.
(3)	Rate disclosed is the 7-day effective yield as of 04/30/2024.
(4)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a long bias net exposure.
(5)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a variable net exposure.
(6)	Portfolio Fund subject to investor-level percentage limitations on redemptions.
(7)	Portfolio Fund subject to lock-up provision up to three years.
(8)	Portfolio Fund represents investments in securities which are illiquid or are subject to an anticipated event. These securities are held by the Portfolio Fund in “side pockets.” Side pockets are series or classes of shares which are not redeemable by the investors but which are automatically redeemed or converted back into the Portfolio Fund’s regular series or classes of shares upon the realization of those securities or the happening of some other liquidity event with respect to those securities. These “side pockets” can often be held for long periods before they are realized, and may therefore be much less liquid than the general liquidity offered on the Portfolio Fund’s regular series or classes of shares. Should the Funds seek to liquidate their investment in a Portfolio Fund that maintains investments in a side pocket arrangement or that holds a substantial portion of its assets in illiquid securities, the Funds might not be able to fully liquidate their investments without delay, which could be considerable. In such cases, during the period until the Funds are permitted to fully liquidate the investment in the Portfolio Fund, the value of the investment could fluctuate.
(9)	Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.

The aggregate cost of investments for tax purposes was $61,595,876. Net unrealized depreciation on investments for tax purposes was $2,522,496 consisting of $6,474,536 of gross unrealized appreciation and $8,997,032 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 97.40% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2024

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Directional Equity (4)
Egerton Capital Partners, L.P.	05/01/15	$8,468,059	$17,909,678	6.79%	Monthly
Sachem Head LP	09/01/17	5,669,100	13,499,390	5.12	Quarterly (7)
The Children's Investment Fund LP	05/01/20	5,000,000	9,287,500	3.52	Monthly
Total Directional Equity		19,137,159	40,696,568	15.43

Equity Hedged - Generalist (5)
GMO Equity Dislocation Fund, L.P.	03/01/22 - 09/01/22	11,429,514	13,148,138	4.98	Monthly
Junto Capital Partners LP	08/01/19 - 10/01/19	18,425,792	27,025,012	10.24	Quarterly (7)
Lakewood Capital Partners, LP	09/01/17 - 05/01/19	12,195,718	19,264,166	7.30	Quarterly
MW Market Neutral TOPS Fund	10/01/20	6,707,922	16,882,366	6.40	Monthly
MW TOPS Fund	09/01/17 - 05/01/19	15,728,035	24,409,698	9.25	Monthly
Naya Fund LP	02/01/19 - 07/01/19	10,033,412	16,474,272	6.24	Quarterly
Viking Global Equities LP	11/01/07 - 03/01/11	6,598,471	25,316,623	9.59	Annual
Total Equity Hedged - Generalist		81,118,864	142,520,275	54.00

Equity Hedged - Sector Specialist (6)
Cadian Fund LP	05/01/10 - 11/01/13	3,547,266	13,330,791	5.05	Quarterly (7)
Encompass Capital Fund L.P.	05/01/22	10,338,193	14,415,326	5.46	Quarterly (7)
Long Pond Capital QP Fund, LP	02/01/14	7,108,794	13,498,346	5.12	Quarterly (7)
North River Partners, L.P.	11/01/13	5,697,866	11,134,054	4.22	Quarterly
Woodline Fund LP	08/01/20 - 04/01/21	14,619,434	21,430,810	8.12	Quarterly (7)
Total Equity Hedged - Sector Specialist		41,311,553	73,809,327	27.97

Total investments in Portfolio Funds		141,567,576	257,026,170	97.40

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

April 30, 2024

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 5.1099% (3) (Shares 7,191,925)		7,191,925	7,191,925	2.73
Total investments		$148,759,501	$264,218,095	100.13%

(1)	Percentages are based on Members’ Capital of $263,868,991.
(2)	Non-income producing investments.
(3)	Rate disclosed is the 7-day effective yield as of 04/30/2024.
(4)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively high or variable net exposure.
(5)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will invest broadly across all market sectors.
(6)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the Portfolio Managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will focus on investing in specific market sectors.
(7)	Portfolio Fund subject to investor-level percentage limitations on redemptions.

The aggregate cost of investments for tax purposes was $180,349,092. Net unrealized appreciation on investments for tax purposes was $83,869,003 consisting of $85,678,847 of gross unrealized appreciation and $1,809,844 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 97.40% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair value hierarchy at which the Funds’ investments are measured as of April 30, 2024:

Aetos Multi-Strategy Arbitrage Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$184,356,076
Money Market Investment	14,279,113	—	—	14,279,113
Total Investments	$14,279,113	$—	$—	$198,635,189

Aetos Distressed Investment Strategies Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$57,113,580
Money Market Investment	1,959,800	—	—	1,959,800
Total Investments	$1,959,800	$—	$—	$59,073,380

Aetos Long/Short Strategies Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$257,026,170
Money Market Investment	7,191,925	—	—	7,191,925
Total Investments	$7,191,925	$—	$—	$264,218,095

(1) In accordance with ASC 820 investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.